03.31 Fidelity Freedom Index Funds - Retail PRO-02 | Fidelity Freedom® Index 2020 Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Freedom® Index 2020 Fund}	03.31 Fidelity Freedom Index Funds - Retail PRO-02 Fidelity Freedom® Index 2020 Fund Fidelity Freedom Index 2020 Fund-Retail Class
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Acquired fund fees and expenses	0.08%
Total annual operating expenses	0.23%	[1]
Fee waiver and/or expense reimbursement	0.08%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.15%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.15% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity Freedom® Index 2020 Fund}	03.31 Fidelity Freedom Index Funds - Retail PRO-02 Fidelity Freedom® Index 2020 Fund Fidelity Freedom Index 2020 Fund-Retail Class USD ($)
1 year	$ 15
3 years	48
5 years	102
10 years	$ 266